Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - ¥ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 09, 2025
Number of ordinary shares	1
2025 Share Consolidation
Ordinary shares, par value		¥ 0.009
Number of ordinary shares	16
Ordinary shares | 2025 Share Consolidation
Ordinary shares, par value		¥ 0.0005625